Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Aerospace & Defense — 1.8%
HEICO Corp.	4,418	$636,103
Teledyne Technologies, Inc.*	1,857	626,682
		1,262,785
Apparel — 3.4%
Crocs, Inc.*	9,032	620,137
Deckers Outdoor Corp.*	3,664	1,145,403
Levi Strauss & Co., Class A	25,286	365,888
On Holding AG, Class A*	13,909	223,240
		2,354,668
Biotechnology — 6.3%
Allogene Therapeutics, Inc.*	9,965	107,622
Alnylam Pharmaceuticals, Inc.*	1,687	337,670
Beam Therapeutics, Inc.*	10,260	488,786
Exelixis, Inc.*	41,581	651,990
Guardant Health, Inc.*	14,741	793,508
Halozyme Therapeutics, Inc.*	26,329	1,041,049
Sarepta Therapeutics, Inc.*	3,900	431,106
Ultragenyx Pharmaceutical, Inc.*	11,686	483,917
		4,335,648
Building Materials — 2.0%
AAON, Inc.	19,730	1,063,052
The AZEK Co., Inc*	18,975	315,365
		1,378,417
Chemicals — 3.6%
Ashland, Inc.	14,362	1,363,959
RPM International, Inc.	13,045	1,086,779
		2,450,738
Commercial Services — 4.0%
Booz Allen Hamilton Holding Corp.	7,909	730,396
Paylocity Holding Corp.*	5,281	1,275,784
Quanta Services, Inc.	3,191	406,501
Toast, Inc., Class A*	21,094	352,692
		2,765,373
Computers — 3.2%
CyberArk Software Ltd.*	5,450	817,173
Pure Storage, Inc., Class A*	33,921	928,418
Rapid7, Inc.*	10,645	456,670
		2,202,261
Distribution & Wholesale — 2.6%
Core & Main, Inc., Class A*	47,025	1,069,349
SiteOne Landscape Supply, Inc.*	6,746	702,528
		1,771,877
Diversified Financial Services — 3.3%
Houlihan Lokey, Inc.	4,662	351,421
LPL Financial Holdings, Inc.	5,152	1,125,609
Stifel Financial Corp.	8,126	421,821
TPG, Inc.	12,171	338,841
		2,237,692
Electric — 1.2%
Ameresco, Inc., Class A*	12,629	839,576
	Number of Shares	Value†

Electrical Components & Equipment — 1.0%
Novanta, Inc.*	5,798	$670,539
Electronics — 1.4%
Allegion PLC	10,695	959,128
Energy-Alternate Sources — 0.8%
Shoals Technologies Group, Inc., Class A*	25,447	548,383
Engineering & Construction — 1.6%
Jacobs Solutions, Inc.	9,800	1,063,202
Entertainment — 1.0%
Vail Resorts, Inc.	3,331	718,297
Environmental Control — 1.8%
Tetra Tech, Inc.	9,346	1,201,241
Food — 0.8%
Hostess Brands, Inc.*	24,784	575,980
Healthcare Products — 9.1%
Axonics, Inc.*	10,576	744,973
Inari Medical, Inc.*	7,294	529,836
Insulet Corp.*	2,924	670,766
iRhythm Technologies, Inc.*	3,973	497,737
Omnicell, Inc.*	5,923	515,479
Pacific Biosciences of California, Inc.*	21,432	124,413
QIAGEN N.V.*	25,256	1,042,568
Repligen Corp.*	4,299	804,386
Shockwave Medical, Inc.*	2,378	661,250
Stevanato Group SpA	37,602	636,978
		6,228,386
Healthcare Services — 1.8%
Molina Healthcare, Inc.*	3,784	1,248,115
Household Products & Wares — 1.2%
Avery Dennison Corp.	5,045	820,821
Insurance — 0.6%
Kinsale Capital Group, Inc.	1,481	378,277
Internet — 0.3%
Bumble, Inc., Class A*	11,081	238,131
Leisure Time — 1.2%
Planet Fitness, Inc., Class A*	14,472	834,456
Lodging — 0.7%
Wyndham Hotels & Resorts, Inc.	7,241	444,235
Machinery — Diversified — 6.9%
Chart Industries, Inc.*	4,580	844,323
IDEX Corp.	5,550	1,109,167
Nordson Corp.	5,773	1,225,435
The Toro Co.	8,671	749,868
Watts Water Technologies, Inc., Class A	3,922	493,113

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — (continued)
Xylem, Inc.	3,382	$295,452
		4,717,358
Media — 2.2%
FactSet Research Systems, Inc.	2,371	948,661
Liberty Media Corp.-Liberty Formula One, Class C*	9,976	583,596
		1,532,257
Metal Fabricate/Hardware — 1.9%
RBC Bearings, Inc.*	6,232	1,295,072
Oil & Gas — 2.7%
Antero Resources Corp.*	13,202	403,057
Chesapeake Energy Corp.	4,291	404,255
Denbury, Inc.*	7,105	612,877
Matador Resources Co.	8,571	419,294
		1,839,483
Packaging and Containers — 0.6%
Ball Corp.	8,685	419,659
Pharmaceuticals — 2.6%
Agios Pharmaceuticals, Inc.*	18,223	515,346
Neurocrine Biosciences, Inc.*	11,685	1,241,064
		1,756,410
Retail — 8.4%
BJ's Wholesale Club Holdings, Inc.*	18,644	1,357,469
Casey's General Stores, Inc.	3,537	716,313
Five Below, Inc.*	9,012	1,240,682
Floor & Decor Holdings, Inc., Class A*	7,701	541,072
Lithia Motors, Inc.	1,209	259,391
Texas Roadhouse, Inc.	11,169	974,607
Wingstop, Inc.	5,361	672,377
		5,761,911
Semiconductors — 6.1%
Allegro MicroSystems, Inc.*	34,869	761,888
Entegris, Inc.	9,940	825,219
Lattice Semiconductor Corp.*	24,278	1,194,720
MACOM Technology Solutions Holdings, Inc.*	14,579	755,046
MKS Instruments, Inc.	7,805	645,005
		4,181,878
Software — 10.6%
Alignment Healthcare, Inc.*	45,989	544,510
Bill.com Holdings, Inc.*	2,392	316,629
DigitalOcean Holdings, Inc.*	9,738	352,223
Dynatrace, Inc.*	25,470	886,611
Elastic N.V.*	6,225	446,582
EverCommerce, Inc.*	33,158	362,417
Evolent Health, Inc., Class A*	17,072	613,397
Jack Henry & Associates, Inc.	2,812	512,543
Manhattan Associates, Inc.*	5,760	766,253
nCino, Inc.*	8,974	306,103
Procore Technologies, Inc.*	8,672	429,091
	Number of Shares	Value†

Software — (continued)
Qualtrics International, Inc., Class A*	41,265	$420,078
Samsara, Inc., Class A*	27,803	335,582
Smartsheet, Inc., Class A*	14,245	489,458
ZoomInfo Technologies, Inc.*	10,849	451,969
		7,233,446
Telecommunications — 0.7%
Ciena Corp.*	11,206	453,059
TOTAL COMMON STOCKS (Cost $76,009,737)		66,718,759

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Hotels & Resorts — 0.7%
Ryman Hospitality Properties, Inc. (Cost $621,401)	6,672	490,992

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $1,878,561)	1,878,561	1,878,561
TOTAL INVESTMENTS — 100.8% (Cost $78,509,699)		$69,088,312
Other Assets & Liabilities — (0.8)%		(550,783)
TOTAL NET ASSETS — 100.0%		$68,537,529

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SpA— Società per Azioni.

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